Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Income [Abstract]
Net income	$ 8,290	$ 4,335	$ 8,710
Other comprehensive income, net of tax:
Unrealized change in investment securities, net of tax effect of $ 50	150	(40)	(75)
Reclassification adjustments for losses of investment securities, net of tax effect of $ 23	69	46	24
Cash flow hedging derivatives, net of tax effect of $ 73	219
Total other comprehensive income (loss) net of tax	438	6	(51)
Total comprehensive income	$ 8,728	$ 4,341	$ 8,659